GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

Balance as of December 31, 2012	$42,955

Foreign currency translation adjustments	(3,253)

Balance as of December 31, 2013	$39,702

Foreign currency translation adjustments	(1,742)

Balance as of December 31, 2014	$37,960